Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 17, 2012
Document And Entity Information
Entity Registrant Name	Amerilithium Corp.
Entity Central Index Key	0001448763
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		96,787,963
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Amendment Description	Amendment #4

Balance Sheet (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 364,623	$ 501,203	$ 230,554
Total current assets	364,623	501,203	230,554
Fixed Assets
Computer Equipment	7,704	7,704	6,892
Furniture and Equipment	2,393
Total Fixed Assets	10,097	7,704	6,892
Less Accumulated Depreciation	1,969	1,119	887
Net Fixed Assets	8,128	6,585	6,005
Other Assets
Mining Claims	7,225,000	7,225,000	7,111,000
Other assets	0	0	0
Total Other Assets	7,225,000	7,225,000	7,111,000
Total assets	7,597,751	7,732,788	7,347,559
Current liabilities:
Accounts payable and accrued expenses	50,145	29,909	17,303
Accrued taxes			18,360
Convertible Debentures Current portion (restated)			40,000
Total current liabilities	50,145	29,909	75,663
Long-term liabilities:
Convertible Debentures	356,765	451,108	0
Total long-term liabilities	356,765	451,108	0
Total liabilities	406,910	481,017	75,663
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 150,000,000 authorized, 90,389,885, 71,724,104, and 67,277,224 shares issued and outstanding, respectively	90,390	71,724	67,277
Capital in excess of par value	10,258,361	9,387,787	8,416,094
Deficit accumulated during the development stage	(3,157,910)	(2,207,740)	(1,211,475)
Total stockholders' equity	7,190,841	7,251,771	7,271,896
Total liabilities and stockholders' deficit	$ 7,597,751	$ 7,732,788	$ 7,347,559

Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMON STOCK
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	150,000,000	150,000,000	150,000,000
Common stock, issued	90,389,885	71,724,104	67,277,224

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
REVENUE
Sales	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0
Cost of Sales	0	0	0	0				0
Cost of Sales	0	0	0	0				0
General and administrative expenses:
Salaries	34,500	34,500	69,000	69,000		208,500	421,757	490,757
Depreciation and Amortization	465	279	850	559		887	2,109	2,959
Mineral Property Expenditures	14,362	24,319	146,270	194,740		287,923	364,111	510,380
Legal and professional fees	34,441	178,725	246,196	211,555		419,427	983,501	1,191,857
Marketing and Advertising	45,377	6,584	113,891	7,744		74,116	154,430	268,321
Insurance	4,840	5,934	10,421	9,886		18,163	39,210	49,631
Dues and Subscriptions	2,567	2,138	2,567	4,490		11,824	27,130	32,241
Taxes	0	(18,360)	0	(18,360)		18,360	725	725
Other general and administrative	11,971	6,857	36,670	17,190		25,841	81,895	119,256
Total operating expenses	148,523	240,976	625,865	496,804		1,065,041	2,074,868	2,666,127
(Loss) from operations	(148,523)	(240,976)	(625,865)	(496,804)		(1,065,041)	(2,074,868)	(2,666,127)
Other income (expense):
Interest Income								0
Currency losses						0	(10,762)	(10,762)
Interest (expense)	(156,313)		(324,305)		(7,054)	(1,025)	(122,110)	(481,021)
(Loss) before taxes	(304,836)	(240,976)	(950,170)	(496,804)		(1,066,066)	(2,207,740)	(3,157,910)
Provision (credit) for taxes on income	0	0	0	0		0	0	0
Net (loss)	(304,836)	(240,976)	(950,170)	(496,804)	(996,265)	(1,066,066)	(2,207,740)	(3,157,910)
Basic earnings (loss) per common share	$ (0.0038)	$ (0.0035)	$ (0.0117)	$ (0.0073)	$ (0.0121)	$ 0
Weighted average number of shares outstanding	81,056,995	68,094,262	81,056,995	68,094,262		61,338,612
Restated
REVENUE
Sales					0
General and administrative expenses:
Salaries					150,500
Depreciation and Amortization					1,223
Mineral Property Expenditures					272,188
Legal and professional fees					297,455
Marketing and Advertising					80,303
Insurance					21,047
Dues and Subscriptions					13,661
Taxes					(18,360)
Other general and administrative					54,632
Total operating expenses					872,649
(Loss) from operations					(872,649)
Other income (expense):
Currency losses					(2,531)
Interest (expense)					(121,085)
(Loss) before taxes					(996,265)
Provision (credit) for taxes on income					0
Net (loss)					$ (996,265)
Basic earnings (loss) per common share					$ (0.0143)
Weighted average number of shares outstanding					69,500,664

Statements of Stockholders' Deficit (USD $)	Common Stock	Capital in Excess of Par Value	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Feb. 01, 2004	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Feb. 01, 2004	0
Shares Issued, Shares	4,740,000
Shares Issued, Amount	4,740	14,060		18,800
Net (loss)			(104)	(104)
Ending Balance, Amount at Dec. 31, 2005	4,740	14,060	(104)	18,696
Ending Balance, Shares at Dec. 31, 2005	4,740,000
Shares Issued, Shares	360,000
Shares Issued, Amount	360	6,840		7,200
Net (loss)			(20,020)	(20,020)
Ending Balance, Amount at Dec. 31, 2006	5,100	20,900	(20,124)	5,876
Ending Balance, Shares at Dec. 31, 2006	5,100,000
Net (loss)			(981)	(981)
Ending Balance, Amount at Dec. 31, 2007	5,100	20,900	(21,105)	4,895
Beginning Balance, Shares at Dec. 31, 2007	5,100,000
Shares Issued, Shares	1,500,000
Shares Issued, Amount	1,500	58,500		60,000
Net (loss)			(41,539)	(41,539)
Ending Balance, Amount at Dec. 31, 2008	6,600	79,400	(62,644)	23,356
Ending Balance, Shares at Dec. 31, 2008	6,600,000
Shares Issued, Shares	200,000
Shares Issued, Amount	200	49,800		50,000
Net (loss)			(82,765)	(82,765)
Ending Balance, Amount at Dec. 31, 2009	6,800	129,200	(145,409)	(9,409)
Ending Balance, Shares at Dec. 31, 2009	6,800,000
Forward Stock Split 8:1, Shares	54,400,000
Forward Stock Split 8:1, Amount	47,600	(47,600)		0
Stock issued for purchase of mining claims, Shares	5,950,000
Stock issued for purchase of mining claims, Amount	5,950	6,804,050		6,810,000
Stock issued for financing agreement, Shares	1,218,891
Stock issued for financing agreement, Amount	1,219	1,044,552		1,045,771
Stock issued for loan conversion, Shares	4,800,000
Stock issued for loan conversion, Amount	4,800	25,200		30,000
Stock issued for advisory services, Shares	175,000
Stock issued for advisory services, Amount	175	80,425		80,600
Stock issued for consultancy agreement, Shares	350,000
Stock issued for consultancy agreement, Amount	350	184,650		185,000
Stock issued for finders fee agreement, Shares	300,000
Stock issued for finders fee agreement, Amount	300	95,700		96,000
Stock issued with warrant, Shares	83,333
Stock issued with warrant, Amount	83	99,917		100,000
Net (loss)			(1,066,066)	(1,066,066)
Ending Balance, Amount at Dec. 31, 2010	67,277	8,416,094	(1,211,475)	7,271,896
Ending Balance, Shares at Dec. 31, 2010	67,277,224
Stock issued for purchase of mining claims, Shares	600,000
Stock issued for purchase of mining claims, Amount	600	107,400		108,000
Stock issued for financing agreement, Shares	751,880
Stock issued for financing agreement, Amount	752	199,248		200,000
Stock issued for loan conversion, Shares	2,400,000
Stock issued for loan conversion, Amount	2,400	223,600		226,000
Bond discount on convertible debentures		267,240		267,240
Stock issued for advisory services, Shares	195,000
Stock issued for advisory services, Amount	195	52,205		52,400
Stock issued for consultancy agreement, Shares	500,000
Stock issued for consultancy agreement, Amount	500	122,000		122,500
Net (loss)			(996,265)	(996,265)
Ending Balance, Amount at Dec. 31, 2011	$ 71,724	$ 9,387,787	$ (2,204,506)	$ 7,251,771
Ending Balance, Shares at Dec. 31, 2011	71,724,104

Statements of Stockholders' Deficit (Parenthetical)	Feb. 18, 2010
Statement of Stockholders' Equity [Abstract]
Forward stock split ratio	8

Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net (loss)	$ (950,170)	$ (496,804)	$ (996,265)	$ (1,066,066)	$ (2,207,740)	$ (3,157,910)
Adjustments to reconcile net (loss) to cash provided (used) by developmental stage activities:
Expenses paid by issuance of Common Stock:	103,000		174,900	0	536,500	639,500
Amortization of bond discount and OID	273,398		117,849	0	117,849	842,354
Depreciation and Amortization	850	559	233	887	1,119	1,969
Change in current assets and liabilities:
Accounts payable and accrued expenses	20,236	(24,225)	(24,256)	35,663	11,407	50,145
Net cash flows from operating activities	(552,686)	(520,470)	(727,539)	(1,029,516)	(1,540,865)	(1,623,942)
Cash flows from investing activities:
Purchase of fixed assets	(2,393)		(812)	(6,892)	(7,704)	(10,097)
Purchase of Mining Rights			(6,000)	(301,000)	(307,000)	(307,000)
Net cash flows from investing activities	(2,393)	0	(6,812)	(307,892)	(314,704)	(317,097)
Cash flows from financing activities:
Proceeds from sale of common stock		327,880	200,000	1,537,371	1,887,162	1,887,162
Convertible debenture, net of OID	418,500	430,000	845,000	0	469,610	418,500
Stock subscription payable	0	0	0	0	0	0
Advances from shareholder	0	0	0	(10,000)	0	0
Proceeds/(Payment) of notes payable	0	0	(40,000)	40,000	0	0
Net cash flows from financing activities	418,500	757,880	1,005,000	1,567,371	2,356,772	2,305,662
Net cash flows	(136,579)	237,410	270,648	229,963	501,203	364,623
Cash and equivalents, beginning of period	501,203	230,554	230,554	591	0	0
Cash and equivalents, end of period	364,623	467,964	501,203	230,554	501,203	364,623
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS FOR:
Interest	(301,897)	0	0	0	0	(301,897)
Income taxes	0	0	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING:
Stock issued to acquire assets	0	0	108,000	6,810,000	6,918,000	6,918,000
Shares issued to settle convertible debenture	$ 305,155	$ 0	$ 226,000		$ 226,000	$ 934,908

Note 1 - Organization and summary of significant accounting policies:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Organization and summary of significant accounting policies:

Note 1 - Organization and summary of significant accounting policies:

Following is a summary of the Company’s organization and significant accounting policies:

Organization and nature of business –Amerilithium Corp formerly Kodiak International Inc., (“We,” or “the Company”) is a Nevada corporation incorporated on February 2, 2004. The Company is primarily engaged in the acquisition and exploration of mining properties.

The Company has been in the exploration stage since its formation and has not yet realized any revenues from its planned operations. Upon the location of commercially mineable reserves, the Company plans to prepare for mineral extraction and enter the development stage.

Basis of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to exploration stage enterprises. Changes in classification of 2011 amounts have been made to conform to current presentations.

Use of estimates -The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents -For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Property and Equipment – The Company values its investment in property and equipment at cost less accumulated depreciation. Depreciation is computed primarily by the straight line method over the estimated useful lives of the assets ranging from three to five years.

Mineral Property Acquisition and Exploration Costs – The company expenses all costs related to the exploration of mineral properties in which it has secured exploration rights prior to establishment of proven and probable reserves. Per Note 8, the Company has expended $7,225,000 in acquisition of mining rights.

Fair value of financial instruments and derivative financial instruments –The carrying amounts of cash, accounts payable, accrued expenses, and other current liabilities approximate fair value because of the short maturity of these items. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates. We do not hold or issue financial instruments for trading purposes, nor do we utilize derivative instruments in the management of foreign exchange, commodity price or interest rate market risks.

Federal income taxes - Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with Accounting Standards Codification regarding Accounting for Income Taxes, which requires the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred taxes are provided for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

Net income per share of common stock – We have adopted Accounting Standards Codification regarding Earnings per Share, which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. During the periods presented all instruments convertible to common stock are anti-dilutive. We do not have a complex capital structure requiring the computation of diluted earnings per share.

Note 1 - Organization and summary of significant accounting policies:

Following is a summary of the Company’s organization and significant accounting policies:

Organization and nature of business –Amerilithium Corp formerly Kodiak International Inc., (“We,” or “the Company”) is a Nevada corporation incorporated on February 2, 2004. The Company is primarily engaged in the acquisition and exploration of mining properties.

The Company has been in the exploration stage since its formation and has not yet realized any revenues from its planned operations. Upon the location of commercially mineable reserves, the Company plans to prepare for mineral extraction and enter the development stage.

Basis of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to exploration stage enterprises. Changes in classification of 2010 amounts have been made to conform to current presentations.

Use of estimates -The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents -For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Property and Equipment – The Company values its investment in property and equipment at cost less accumulated depreciation. Depreciation is computed primarily by the straight line method over the estimated useful lives of the assets ranging from three to five years.

Mineral Property Acquisition and Exploration Costs – The company expenses all costs related to the exploration of mineral properties in which it has secured exploration rights prior to establishment of proven and probable reserves. Per Note 7, the Company has expended $7,225,000 in acquisition of mining rights.

Fair value of financial instruments and derivative financial instruments –The carrying amounts of cash, accounts payable, accrued expenses, and other current liabilities approximate fair value because of the short maturity of these items. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates. We do not hold or issue financial instruments for trading purposes, nor do we utilize derivative instruments in the management of foreign exchange, commodity price or interest rate market risks.

Federal income taxes - Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with Accounting Standards Codification regarding Accounting for Income Taxes, which requires the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred taxes are provided for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

Net income per share of common stock – We have adopted Accounting Standards Codification regarding Earnings per Share, which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. During the periods presented all instruments convertible to common stock are anti-dilutive. We do not have a complex capital structure requiring the computation of diluted earnings per share.

Note 2 - Uncertainty, going concern:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Uncertainty, going concern:

Note 2 - Uncertainty, going concern:

At June 30, 2012, we were engaged in a business and had suffered losses from exploration stage activities to date. In addition, we have minimal operating funds. Although management is currently attempting to identify business opportunities and is seeking additional sources of equity or debt financing, there is no assurance these activities will be successful. Accordingly, we must rely on our officers to perform essential functions without compensation until a business operation can be commenced.

These factors raise doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 2 - Uncertainty, going concern:

At December 31, 2011, we were engaged in a business and had suffered losses from exploration stage activities to date. In addition, we have minimal operating funds. Although management is currently attempting to identify business opportunities and is seeking additional sources of equity or debt financing, there is no assurance these activities will be successful. Accordingly, we must rely on our officers to perform essential functions without compensation until a business operation can be commenced.

These factors raise doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 3 - Restatement:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Restatement:

Note 3 - Restatement

The financial statements have been revised to correct an error in accounting for the Company’s convertible debentures. The convertible debentures issued during the year contain a beneficial conversion feature that was not previously recognized. In accordance with the applicable GAAP, the Company calculated and recognized a beneficial conversion feature on the grant date equal to the intrinsic value of the conversion feature.

The following table represents the effects of the restated statements as of September 30, 2011, December 31, 2011 and March 31, 2012:

	Restated 9/30/2011	Original 9/30/2011	Restated 12/31/2011	Original 12/31/2011	Restated 3/31/2012	Original 3/31/2012
Sales	-	-	-	-

Loss	(737,206)	(687,014)	(996,265)	(844,074)	(645,334)	(645,334)

Common Stock	69,574	69,574	71,724	71,724	82,449	82,449

Paid in Surplus	9,107,537	8,922,577	9,387,787	9,120,227	9,919,022	9,918,702

Retained Deficit	(1,948,681)	(1,898,489)	(2,207,740)	(2,055,549)	(2,853,074)	(2,849,520)

Earnings Per Share	(0.0108)	(0.0100)	(0.0143)	(0.0121	(0.0084)	(0.0084)

Convertible Debenture	471,347	656,640	451,108	619,000	419,201	428,643

Interest Expense	53,719	3,527	121,085	7,054	167,992	167,992

Other Assets	-	34,313	-	30,787	0	0

 Note 3 - Restatement:

The financial statements have been revised to correct an error in accounting for the Company’s convertible debentures. The convertible debentures issued during the year contain a beneficial conversion feature that was not previously recognized. In accordance with the applicable GAAP, the Company calculated and recognized a beneficial conversion feature on the grant date equal to the intrinsic value of the conversion feature.

The following table represents the effects of the restated statements as of September 30, 2011 and December 31, 2011:

	Restated 9/30/2011	Original 9/30/2011	Restated 12/31/2011	Original 12/31/2011
Sales	-	-	-	-

Loss	(737,206)	(687,014)	(996,265)	(844,074)

Common Stock	69,574	69,574	71,724	71,724

Paid in Surplus	9,107,537	8,922,577	9,387,787	9,120,227

Retained Deficit	(1,948,681)	(1,898,489)	(2,207,740)	(2,055,549)

Earnings Per Share	(0.0108)	(0.0100)	(0.0143)	(0.0121

Convertible Debenture	471,347	656,640	451,108	619,000

Interest Expense	53,719	3,527	121,085	7,054

Other Assets	-	34,313	-	30,787

Note 4 - Federal income tax:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Text Block [Abstract]
Note 4 - Federal income tax:

Note 4 - Federal income tax:

We follow Accounting Standards Codification regarding Accounting for Income Taxes. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision for refundable Federal income tax consists of the following:

	2010	2011
Refundable Federal income tax attributable to:
Current operations	$(362,462)	$(338,730)
Less, Nondeductible expenses	-0-	-0-
-Less, Change in valuation allowance	362,462	338,730
Net refundable amount	-	-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2010	2011
Deferred tax asset attributable to:
Net operating loss carryover	$411,902	$748,592
Less, Valuation allowance	(411,902)	(748,592)
Net deferred tax asset	-	-

At December 31, 2011, an unused net operating loss carryover approximating $2,207,740 is available to offset future taxable income; it expires beginning in 2025.

Note 4 - Federal income tax:

We follow Accounting Standards Codification regarding Accounting for Income Taxes. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision for Deferred Tax Asset for Federal income tax consists of the following:

	2010	2011
Refundable Federal income tax attributable to:
Current operations	$(362,462)	$(338,730)
Less, Nondeductible expenses	-0-	-0-
-Less, Change in valuation allowance	362,462	338,730
Net refundable amount	-	-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2010	2011
Deferred tax asset attributable to:
Net operating loss carryover	$411,902	$748,592
Less, Valuation allowance	(411,902)	(748,592)
Net deferred tax asset	-	-

At December 31, 2011, an unused net operating loss carryover approximating $2,207,740 is available to offset future taxable income; it expires beginning in 2025.

Note 5 - Cumulative sales of stock:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 5 - Cumulative sales of stock:

Note 5 – Cumulative sales of stock:

Since its inception, we have issued shares of common stock as follows:

On August 8, 2005, our Directors authorized the issuance of 2,000,000 founder shares at par value of $0.001. These shares are restricted under rule 144 of the Securities Exchange Commission.

On August 28, 2005, our Directors authorized the issuance of 2,000,000 shares of common stock at a price of $0.001 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On July 14, 2006, our Directors authorized the issuance of 1,100,000 shares of common stock at a price of $0.002 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On August 21, 2008, our Directors authorized the issuance of 1,500,000 shares of common stock at a price of $0.04 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On November 18, 2009, our Directors authorized the issuance of 200,000 shares of common stock at a price of $0.25 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On February 18, 2010 the Company and the Shareholders consented to and authorized an 8 for 1 forward stock split and adjusted the par value to $0.001 per share.

In March 2010, the Company issued 4,800,000 common stock shares at prices ranging from $0.95 to $1.65 per share for the purchase of mining claims. These shares are restricted.

As part of purchase of mining claims the Company has committed to the issuance of 750,000 shares of common stock at a price of $1.65. The Company has recorded this as a stock subscription payable. 250,000 shares were issued in April 2010 and an additional 250,000 shares were issued in July 2010. The remaining shares were issued in December 2010.

On March 30, 2010, the Company issued 83,333 shares of common stock at a price of $1.20 per share. This was part of a private placement offering that included a stock warrant to purchase additional shares of stock for $1.60 per share.

During April 2010, the Company submitted drawdown notices of $500,000 in regards to their financing agreement with Sunrise Energy Investments.

On April 26, 2010 the Company purchased the mining rights from Nevada Alaska Mining Co. for stock and cash. The agreement includes the issuance of 400,000 shares at a price of $1.72 per share. These shares were originally recorded as a subscription payable but have been fully issued in July 2010.

During June 2010, the Company issued 45,000 shares of stock to three advisors at a price of $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During June 2010, the Company submitted drawdown notices of $500,000 in regards to their financing agreement with Sunrise Energy Investments.

During June 2010, the Company issued 20,000 shares of stock to one advisor at $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During July 2010, the Company submitted drawdown notices of $200,000 in regards to their financing agreement with Sunrise Energy Investments.

During September 2010, the Company issued 65,000 shares of stock to four advisors at a price of $0.32 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During September 2010, the Company issued 300,000 shares of stock at $0.32 per share, per the finder’s fee agreement on its Paymaster Master Claim, Nevada.

On October 10, 2010, the Company issued 250,000 shares of stock at $0.26 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On December 20, 2010, the Company issued 45,000 shares at $0.29 per share as part of the advisory agreements.

On January 21, 2011, the Company issued 20,000 shares at $0.29 per share as part of the advisory agreements.

On March 7, 2011, the Company issued 751,880 shares at $0.40 to Sunrise Energy Investments as part of the financing agreement draw down.

On March 23, 2011, the Company issued 45,000 shares at $0.37 to three advisors as part of the advisory agreements.

On May 3, 2011, the Company issued 270,000 shares at $0.35, 20,000 to two advisors per their advisory agreements and 250,000 as part of the consultancy agreement.

On June 15, 2011, the Company issued 45,000 shares at $0.25 to three advisors as part of their advisory agreements.

On September 21, 2011, JMJ Financial converted part of their convertible debenture. The Company issued 300,000 shares at $0.124 and reduced the note payable by $37,200.

On September 23, 2011, the Company issued 65,000 shares at $0.18 to four advisors as part of their advisory agreements.

On September 23, 2011, the Company issued 200,000 shares at $0.18 as part of the purchase agreement for Clayton Deep extension.

On September 23, 2011, the Company issued 400,000 shares at $0.18 as part of the purchase agreement for Jackson Wash.

On September 29, 2011, JMJ Financial converted part of their convertible debenture. The Company issued 200,000 shares at $0.12 and reduced the note payable by $24,000.

On October 11, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 400,000 shares at $0.112 and reduced the note payable by $44,800.

On November 8, 2011, the Company issued 250,000 shares of stock at $0.14 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On November 11, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 500,000 shares at $0.08 and reduced the note payable by $40,000.

On November 22, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 1,000,000 shares at $0.08 and reduced the note payable by $80,000.

On January 3, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 3,500,000 shares at $0.0352 and reduced the note payable by $123,200.

On January 30, 2012, The Company issued 1,149,425 at $0.087 to TCA Global as part of the financing agreement.

On February 9, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,800,000 shares at $0.06 and reduced the note payable by $108,000.

On February 24, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares at $0.048 and reduced the note payable by $96,000

On March 14, 2012, the Company issued 50,000 shares at $0.06 to three advisors as part of their advisory agreements.

On March 21, 2012, the Company issued 225,000 shares at $0.08 to GeoXplor as part of the renegotiation of the payment plan on the purchase of mining property.

On March 23, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares at $0.04688 and reduced the note payable by $93,760.

On April 11, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares at $0.0456 and reduced the note payable by $91,200.

On April 25, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,300,000 shares at $0.0416 and reduced the note payable by $54,080.

On May 3, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,200,000 shares at $0.0416 and reduced the note payable by $49,920.

On May 14, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 600,000 shares at $0.0416 and reduced the note payable by $24,960.

On May 30, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 941,356 shares at $0.0376 and reduced the note payable by $35,395.

On June 6, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 500,000 shares at $0.032 and reduced the note payable by $16,000.

On June 13, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,400,000 shares at $0.024 and reduced the note payable by $33,600.

 Note 5 – Cumulative sales of stock:

Since its inception, we have issued shares of common stock as follows:

On August 8, 2005, our Directors authorized the issuance of 2,000,000 founder shares at par value of $0.001. These shares are restricted under rule 144 of the Securities Exchange Commission.

On August 28, 2005, our Directors authorized the issuance of 2,000,000 shares of common stock at a price of $0.001 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On July 14, 2006, our Directors authorized the issuance of 1,100,000 shares of common stock at a price of $0.002 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On August 21, 2008, our Directors authorized the issuance of 1,500,000 shares of common stock at a price of $0.04 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On November 18, 2009, our Directors authorized the issuance of 200,000 shares of common stock at a price of $0.25 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On February 18, 2010 the Company and the Shareholders consented to and authorized an 8 for 1 forward stock split and adjusted the par value to $0.001 per share.

In March 2010, the Company issued 4,800,000 common stock shares at prices ranging from $0.95 to $1.65 per share for the purchase of mining claims. These shares are restricted.

As part of purchase of mining claims the Company has committed to the issuance of 750,000 shares of common stock at a price of $1.65. The Company has recorded this as a stock subscription payable. 250,000 shares were issued in April 2010 and an additional 250,000 shares were issued in July 2010. The remaining shares were issued in December 2010.

On March 30, 2010, the Company issued 83,333 shares of common stock at a price of $1.20 per share. This was part of a private placement offering that included a stock warrant to purchase additional shares of stock for $1.60 per share.

During April 2010, the Company submitted drawdown notices of $500,000 in regards to their financing agreement with Sunrise Energy Investments.

On April 26, 2010 the Company purchased the mining rights from Nevada Alaska Mining Co. for stock and cash. The agreement includes the issuance of 400,000 shares at a price of $1.72 per share. These shares were originally recorded as a subscription payable but have been fully issued in July 2010.

During June 2010, the Company issued 45,000 shares of stock to three advisors at a price of $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During June 2010, the Company submitted drawdown notices of $500,000 in regards to their financing agreement with Sunrise Energy Investments.

During June 2010, the Company issued 20,000 shares of stock to one advisor at $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During July 2010, the Company submitted drawdown notices of $200,000 in regards to their financing agreement with Sunrise Energy Investments.

During September 2010, the Company issued 65,000 shares of stock to four advisors at a price of $0.32 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During September 2010, the Company issued 300,000 shares of stock at $0.32 per share, per the finder’s fee agreement on its Paymaster Master Claim, Nevada.

On October 10, 2010, the Company issued 250,000 shares of stock at $0.26 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On December 20, 2010, the Company issued 45,000 shares at $0.29 per share as part of the advisory agreements.

On January 21, 2011, the Company issued 20,000 shares at $0.29 per share as part of the advisory agreements.

On March 7, 2011, the Company issued 751,880 shares at $0.40 to Sunrise Energy Investments as part of the financing agreement draw down.

On March 23, 2011, the Company issued 45,000 shares at $0.37 to three advisors as part of the advisory agreements.

On May 3, 2011, the Company issued 270,000 shares at $0.35, 20,000 to two advisors per their advisory agreements and 250,000 as part of the consultancy agreement.

On June 15, 2011, the Company issued 45,000 shares at $0.25 to three advisors as part of their advisory agreements.

On September 21, 2011, JMJ Financial converted part of their convertible debenture. The Company issued 300,000 shares at $0.124 and reduced the note payable by $37,200.

On September 23, 2011, the Company issued 65,000 shares at $0.18 to four advisors as part of their advisory agreements.

On September 23, 2011, the Company issued 200,000 shares at $0.18 as part of the purchase agreement for Clayton Deep extension.

On September 23, 2011, the Company issued 400,000 shares at $0.18 as part of the purchase agreement for Jackson Wash.

On September 29, 2011, JMJ Financial converted part of their convertible debenture. The Company issued 200,000 shares at $0.12 and reduced the note payable by $24,000.

On October 11, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 400,000 shares at $0.112 and reduced the note payable by $44,800.

On November 8, 2011, the Company issued 250,000 shares of stock at $0.14 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On November 11, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 500,000 shares at $0.08 and reduced the note payable by $40,000.

On November 22, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 1,000,000 shares at $0.08 and reduced the note payable by $80,000.

Note 6 - Employment and Consulting Agreements:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 6 - Employment and Consulting Agreements:

Note 6 – Employment and Consulting Agreements

On March 12, 2010 the Company entered into an employment contract with their Chief Executive Officer to pay this individual a guaranteed monthly fee of $6,500 for 36 months.

On March 12, 2010 the Company entered into a consulting agreement for $100,000 and 100,000 shares of stock in which the Company will pay $40,000 on signing and six equal installments of $10,000 monthly. As of December 31, 2010, $100,000 of this agreement has been paid and the 100,000 shares have been issued.

On October 8, 2010, The Company renewed its consultancy agreement for an additional 24 months at $5,000 per month. The Company will also issue 250,000 shares of common stock every six months.

Note 6 – Employment and Consulting Agreements:

On March 12, 2010 the Company entered into an employment contract with their Chief Executive Officer to pay this individual a guaranteed monthly fee of $6,500 for 36 months.

On March 12, 2010 the Company entered into a consulting agreement for $100,000 and 100,000 shares of stock in which the Company will pay $40,000 on signing and six equal installments of $10,000 monthly. As of December 31, 2010, $100,000 of this agreement has been paid and the 100,000 shares have been issued.

On October 8, 2010, The Company renewed its consultancy agreement for an additional 24 months at $5,000 per month. The Company will also issue 250,000 shares of common stock every six months.

Note 7 - Financing Agreement:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 7 - Financing Agreement:	Note 7 – Financing Agreement On March 28, 2010 the Company entered into a financing agreement with Sunrise Energy Investment Ltd. The Company will sell up to $10,000,000 of its common stock.	Note 7 – Financing Agreement: On March 28, 2010 the Company entered into a financing agreement with Sunrise Energy Investment Ltd. The Company will sell up to $10,000,000 of its common stock.

Note 8 - Mining Rights:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 8 - Mining Rights:

Note 8 – Mining Rights

In September 2008, the Company purchased the Kodiak Lode Mining Claim for $7,500. The mining claim is in the Sunset Mining District in the extreme southern portion of the State of Nevada. The claim is on 20.66 acres and includes gold, silver, copper and lead. The full mining claim was recorded as a period expense.

On March 2, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc. The purchase is funded by restricted common stock shares. The total purchase price was $2,280,000

On March 12, 2010 the Company entered into an agreement to purchase 78 mining claims comprising of nearly 6,000 acres with GeoXplor Corporation. The total purchase price was $1,678,000.

On March 22, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc located in southwestern Australia. The purchase is funded by restricted common shares and cash. The total purchase price was $2,340,000.

On March 22, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc located in southwestern Australia. The purchase is funded by restricted common shares and cash. The total purchase price was $2,340,000.

On April 26, 2010 the Company entered into an agreement to purchase from Nevada Alaska Mining Company, Inc., the Clayton Deep and Full Monty properties situated in Nevada, USA, and comprising 138 claims. The purchase was funded by restricted common stock and cash. The total purchase price was $813,000.

On September 23, 2011 the Company entered into an agreement to purchase from Nevada Alaska Mining Company, Inc., an extension to its Clayton Deep property situated in Nevada, USA, comprising 17 claims. The purchase was funded by restricted common stock and cash. The total purchase price was $42,000.

On September 23, 2011 the Company entered into an agreement to purchase from Robert Craig and Barbara Anne Craig the Jackson Wash property situated in Nevada, USA, comprising 66 claims. The purchase was funded by restricted common stock. The total purchase price was $72,000.

Note 8 – Mining Rights:

In September 2008, the Company purchased the Kodiak Lode Mining Claim for $7,500. The mining claim is in the Sunset Mining District in the extreme southern portion of the State of Nevada. The claim is on 20.66 acres and includes gold, silver, copper and lead. The full mining claim was recorded as a period expense.

On March 2, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc. The purchase is funded by restricted common stock shares. The total purchase price was $2,280,000

On March 12, 2010 the Company entered into an agreement to purchase 78 mining claims comprising of nearly 6,000 acres with GeoXplor Corporation. The total purchase price was $1,678,000.

On March 22, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc located in southwestern Australia. The purchase is funded by restricted common shares and cash. The total purchase price was $2,340,000.

On April 26, 2010 the Company entered into an agreement to purchase from Nevada Alaska Mining Company, Inc., the Clayton Deep and Full Monty properties situated in Nevada, USA, and comprising 138 claims. The purchase was funded by restricted common stock and cash. The total purchase price was $813,000.

On September 23, 2011 the Company entered into an agreement to purchase from Nevada Alaska Mining Company, Inc., an extension to its Clayton Deep property situated in Nevada, USA, comprising 17 claims. The purchase was funded by restricted common stock and cash. The total purchase price was $42,000.

On September 23, 2011 the Company entered into an agreement to purchase from Robert Craig and Barbara Anne Craig the Jackson Wash property situated in Nevada, USA, comprising 66 claims. The purchase was funded by restricted common stock. The total purchase price was $72,000.

Note 9 - Notes Payable:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 9 - Notes Payable:

Note 9 – Notes Payable:

The Company has notes payable for the purchase of mining rights. These amounts are all payable within one year and carry no rate of interest. The balance of this note was paid off in July 2011.

The Company has a note payable with one of its shareholders. The note is due on February 1, 2012 and carries and interest rate of 8%. The note also has an option to convert to common stock at a price of $0.05 per share. On April 22, 2010, the Company issued 4,800,000 shares of post split shares in exchange for this note.

Note 9 – Notes Payable:

The Company has notes payable for the purchase of mining rights. These amounts are all payable within one year and carry no rate of interest. The balance of this note was paid off in July 2011.

The Company has a note payable with one of its shareholders. The note is due on February 1, 2012 and carries and interest rate of 8%. The note also has an option to convert to common stock at a price of $0.05 per share. On April 22, 2010, the Company issued 4,800,000 shares of post split shares in exchange for this note.

Note 10 - Convertible Debentures:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 10 - Convertible Debentures:

Note 10 – Convertible Debentures:

On June 29, 2011, The Company entered into a 12% Note Purchase Agreement with JMJ Financial in which the Company issued to JMJ Financial a convertible promissory note in the amount of $1,850,000. On July 7, 2011, the Company issued an additional convertible promissory note of $54,400 with original issue discount of $4,400. These notes are convertible into shares of the Company’s common stock based on 80% of the lowest trade price in the 25 days pervious to the conversion. The Notes have a maturity of three years and each bear an 8% one-time original issue discount interest charge, payable on issuance.

As of December 31, 2011 the Company has received proceeds from these notes totaling $845,000 with a total amount due at maturity of $919,360 Additionally, the company recorded the intrinsic value of the beneficial conversion feature on the grant date. As of December 31, 2011, the convertible debentures had an unamortized discount of $154,925.

During 2011, JMJ Financial converted a portion of their convertible debenture into common stock. The Company issued 2,400,000 shares of stock and reduced their convertible note payable by $226,000. The balance of these notes at December 31, 2011 was $451,108, net of $52,368 in original issue discount and $154,925 of intrinsic bond discount.

During 2012, JMJ Financial converted a portion of their convertible debenture into common stock. The company issued 17,241,356 shares of stock and reduced their convertible note payable by $726,115. Additionally, the company incurred a conversion penalty of $8,851, which was recorded as interest expense and added to the liability. The balance of the notes at June 30, 2012 was $155,400, net of original issue discount of $29,970 and intrinsic bond discount of $39,885.

On January 30, 2012 the Company entered into a security agreement with TCA Global Credit Master Fund LP, related to a $250,000 convertible promissory note. The security agreement grants to TCA a continuing, first priority security interest in all of the Company’s assets. The note bears interest at 12% and is convertible into shares of the Company’s common stock at a price equal to 95% of the lowest daily volume weighted average price. The balance of this note on June 30, 2012 was $250,000, net of the amortized loan fee of $8,750.

As part of the financing agreement, the Company issued 1,149,425 shares as a loan fee.

 Note 10 – Convertible Debentures:

On June 29, 2011, The Company entered into a 12% Note Purchase Agreement with JMJ Financial in which the Company issued to JMJ Financial a convertible promissory note in the amount of $1,850,000. On July 7, 2011, the Company issued an additional convertible promissory note of $54,400 with original issue discount of $4,400. These notes are convertible into shares of the Company’s common stock based on 80% of the lowest trade price in the 25 days pervious to the conversion. The Notes have a maturity of three years and each bear an 8% one-time original issue discount interest charge, payable on issuance.

As of December 31, 2011 the Company has received proceeds from these notes totaling $845,000 with a total amount due at maturity of $919,360 Additionally, the company recorded the intrinsic value of the beneficial conversion feature on the grant date. As of December 31, 2011the convertible debentures had an unamortized discount of $154,925.

During 2011, JMJ Financial converted a portion of their convertible debenture into common stock. The Company issued 2,400,000 shares of stock and reduced their convertible note payable by $226,000. The balance of these notes at December 31, 2011 was $451,108, net of $52,368 in original issue discount and $154,925 of intrinsic bond discount.

Note 11 - Placement Agent:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 11 - Placement Agent:

Note 11 – Placement Agent

On July 22, 2011, the registrant entered into a letter engagement with MidSouth Capital, Inc. to act as a non-exclusive financial advisor, investment bank and placement agent on a best efforts basis.

MidSouth agrees to introduce the registrant to certain potential investor candidates. Upon written request from the registrant, MidSouth may designate independent counsel to prepare the appropriate documents, including subscription and escrow agreement, with regard to the terms of any financial transactions and the closing thereof. The registrant is responsible for any and all reasonable expenses associated with the offering and the closing documents, escrow and escrow agent. However incurrence of all such expenses shall require the prior written consent for those expenses from the registrant.

Note 11 – Placement Agent:

On July 22, 2011, the registrant entered into a letter engagement with MidSouth Capital, Inc. to act as a non-exclusive financial advisor, investment bank and placement agent on a best efforts basis.

MidSouth agrees to introduce the registrant to certain potential investor candidates. Upon written request from the registrant, MidSouth may designate independent counsel to prepare the appropriate documents, including subscription and escrow agreement, with regard to the terms of any financial transactions and the closing thereof. The registrant is responsible for any and all reasonable expenses associated with the offering and the closing documents, escrow and escrow agent. However incurrence of all such expenses shall require the prior written consent for those expenses from the registrant.

Note 12 - Subsequent Events:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 12 - Subsequent Events:

Note 12 – Subsequent Events:

On July 11, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares of common stock.

On July 25, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,100,000 shares of common stock.

Note 12 – Subsequent Events:

On January 3, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 3,500,000 shares of common stock.

On February 9, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,800,000 shares of common stock.

On February 24, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares of common stock.

On January 30, 2012 the Company entered into a security agreement with TCA Global Credit Master Fund LP, related to a $250,000 convertible promissory note. The security agreement grants to TCA a continuing, first priority security interest in all of the Company’s assets. The note bears interest at 12% and is convertible into shares of the Company’s common stock at a price equal to 95% of the lowest daily volume weighted average price.

As part of the financing agreement, the Company issued 1,149,425 shares and received $250,000 on January 30, 2012.

On March 14, 2012, the Company issued 50,000 shares as part of the consultancy agreement with three individuals.

On March 21, 2012, the Company issued 225,000 shares to GeoXplor as part of the renegotiation of the payment plan on the purchase of mining property. A portion of the year 2 payment had not been made. GeoXplor agreed to extend the payment terms in exchange for stock totaling $13,500. The Company has agreed to pay the delinquent amount and meet the deadline for the year 3 payment.

On March 23, 2012, The Company issued 2,000,000 to JMJ Financial as part of their financing agreement.

Note 13 - New accounting pronouncements:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Text Block [Abstract]
Note 13 - New accounting pronouncements:

Note 13 - New accounting pronouncements:

Recent Accounting Pronouncements

In December 2010, the FASB issued updated guidance on when and how to perform certain steps of the periodic goodwill impairment test for public entities that may have reporting units with zero or negative carrying amounts. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010, with early adoption prohibited.  The adoption of this standard update did not impact the Company’s consolidated financial statements.

In May 2011, the FASB issued guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption by public entities prohibited. The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted.  The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

Note 13 - New accounting pronouncements:

Recent Accounting Pronouncements

In December 2010, the FASB issued updated guidance on when and how to perform certain steps of the periodic goodwill impairment test for public entities that may have reporting units with zero or negative carrying amounts. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010, with early adoption prohibited.  The adoption of this standard update did not impact the Company’s consolidated financial statements.

In May 2011, the FASB issued guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption by public entities prohibited. The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted.  The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements

Note 1 - Organization and summary of significant accounting policies: (Policies)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Organization and nature of business

Organization and nature of business –Amerilithium Corp formerly Kodiak International Inc., (“We,” or “the Company”) is a Nevada corporation incorporated on February 2, 2004. The Company is primarily engaged in the acquisition and exploration of mining properties.

The Company has been in the exploration stage since its formation and has not yet realized any revenues from its planned operations. Upon the location of commercially mineable reserves, the Company plans to prepare for mineral extraction and enter the development stage.

Basis of presentation

Basis of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to exploration stage enterprises. Changes in classification of 2011 amounts have been made to conform to current presentations.

Use of estimates

Use of estimates -The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents -For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Property and Equipment

Property and Equipment – The Company values its investment in property and equipment at cost less accumulated depreciation. Depreciation is computed primarily by the straight line method over the estimated useful lives of the assets ranging from three to five years.

Mineral Property Acquisition and Exploration Costs

Mineral Property Acquisition and Exploration Costs – The company expenses all costs related to the exploration of mineral properties in which it has secured exploration rights prior to establishment of proven and probable reserves. Per Note 8, the Company has expended $7,225,000 in acquisition of mining rights.

Fair value of financial instruments and derivative financial instruments

Fair value of financial instruments and derivative financial instruments –The carrying amounts of cash, accounts payable, accrued expenses, and other current liabilities approximate fair value because of the short maturity of these items. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates. We do not hold or issue financial instruments for trading purposes, nor do we utilize derivative instruments in the management of foreign exchange, commodity price or interest rate market risks.

Federal income taxes

Federal income taxes - Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with Accounting Standards Codification regarding Accounting for Income Taxes, which requires the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred taxes are provided for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

Net income per share of common stock

Net income per share of common stock – We have adopted Accounting Standards Codification regarding Earnings per Share, which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. During the periods presented all instruments convertible to common stock are anti-dilutive. We do not have a complex capital structure requiring the computation of diluted earnings per share.

Note 13 - New accounting pronouncements: (Policies)	6 Months Ended
Jun. 30, 2012
Text Block [Abstract]
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2010, the FASB issued updated guidance on when and how to perform certain steps of the periodic goodwill impairment test for public entities that may have reporting units with zero or negative carrying amounts. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010, with early adoption prohibited.  The adoption of this standard update did not impact the Company’s consolidated financial statements.

In May 2011, the FASB issued guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption by public entities prohibited. The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted.  The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

Note 3 - Restatement: (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Restated Financial Statements
	Restated 9/30/2011	Original 9/30/2011	Restated 12/31/2011	Original 12/31/2011	Restated 3/31/2012	Original 3/31/2012
Sales	-	-	-	-

Loss	(737,206)	(687,014)	(996,265)	(844,074)	(645,334)	(645,334)

Common Stock	69,574	69,574	71,724	71,724	82,449	82,449

Paid in Surplus	9,107,537	8,922,577	9,387,787	9,120,227	9,919,022	9,918,702

Retained Deficit	(1,948,681)	(1,898,489)	(2,207,740)	(2,055,549)	(2,853,074)	(2,849,520)

Earnings Per Share	(0.0108)	(0.0100)	(0.0143)	(0.0121	(0.0084)	(0.0084)

Convertible Debenture	471,347	656,640	451,108	619,000	419,201	428,643

Interest Expense	53,719	3,527	121,085	7,054	167,992	167,992

Other Assets	-	34,313	-	30,787	0	0

Note 4 - Federal income tax: (Tables)	6 Months Ended
Jun. 30, 2012
Text Block [Abstract]
Refundable Federal Income Tax Provision
	2010	2011
Refundable Federal income tax attributable to:
Current operations	$(362,462)	$(338,730)
Less, Nondeductible expenses	-0-	-0-
-Less, Change in valuation allowance	362,462	338,730
Net refundable amount	-	-

Deferred Tax Asset
	2010	2011
Deferred tax asset attributable to:
Net operating loss carryover	$411,902	$748,592
Less, Valuation allowance	(411,902)	(748,592)
Net deferred tax asset	-	-

Note 1 - Organization and summary of significant accounting policies (Details Narrative) (USD $)	101 Months Ended
Jun. 30, 2012
Note 1 - Organization And Summary Of Significant Accounting Policies Details Narrative
Payments to acquire mineral rights	$ 7,225,000

Note 3 - Restatement: - Restated Financial Statements (Details) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended		95 Months Ended	101 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Sales		$ 0				$ 0	$ 0
Loss		(645,334)				(687,014)	(844,074)
Common Stock	90,390	82,449		90,390		71,724	71,724	67,277	71,724	90,390
Paid in Surplus	10,258,361	9,918,702		10,258,361		8,922,577	9,387,787	8,416,094	9,387,787	10,258,361
Retained Deficit	(3,157,910)	(2,849,520)		(3,157,910)		(1,898,489)	(2,207,740)	(1,211,475)	(2,207,740)	(3,157,910)
Earnings Per Share	$ (0.0038)	$ (0.0084)	$ (0.0035)	$ (0.0117)	$ (0.0073)	$ (0.01)	$ (0.0121)	$ 0
Convertible Debenture		428,643				656,640	619,000
Interest Expense	156,313	167,992		324,305		3,527	7,054	1,025	122,110	481,021
Other Assets	0	0		0		34,313	0	0	0	0
Restated
Sales		0				0	0
Loss		(645,334)				(737,206)	(996,265)
Common Stock		82,449				69,574	71,724		71,724
Paid in Surplus		9,919,022				9,107,537	9,387,787		9,387,787
Retained Deficit		(2,853,074)				(1,948,681)	(2,207,740)		(2,207,740)
Earnings Per Share		$ (0.0084)				$ (0.0108)	$ (0.0143)
Convertible Debenture		419,201				471,347	451,108
Interest Expense		167,992				53,719	121,085
Other Assets		$ 0				$ 0	$ 0		$ 0

Note 4 - Federal income tax: - Refundable Federal Income Tax Provision (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Refundable Federal income tax attributable to:
Current operations	$ (362,462)	$ (338,730)
Less, Nondeductible expenses	0	0
-Less, Change in valuation allowance	362,462	338,730
Net refundable amount	$ 0	$ 0

Note 4 - Federal income tax: - Deferred Tax Asset (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax asset attributable to:
Net operating loss carryover	$ 748,592	$ 411,902
Less, Valuation allowance	(748,592)	(411,902)
Net deferred tax asset	$ 0	$ 0

Note 4 - Federal income tax: (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Federal statutory income tax rate	34.00%	34.00%
NOL carry-forwards for federal income tax purposes	$ 2,207,740
Offset against future taxable income until (year)	2025

Note 5 - Cumulative sales of stock: (Details Narrative) (USD $)	1 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jul. 31, 2010	Jun. 30, 2010	Apr. 30, 2010	Mar. 31, 2010	Jul. 25, 2012	Jul. 11, 2012	Jun. 30, 2012	Jun. 13, 2012	Jun. 06, 2012	May 30, 2012	May 14, 2012	May 03, 2012	Apr. 25, 2012	Apr. 11, 2012	Mar. 23, 2012	Mar. 14, 2012	Feb. 24, 2012	Feb. 09, 2012	Jan. 30, 2012	Jan. 03, 2012	Dec. 31, 2011	Nov. 22, 2011	Nov. 11, 2011	Nov. 08, 2011	Oct. 11, 2011	Sep. 23, 2011	Sep. 21, 2011	Jun. 15, 2011	May 03, 2011	Mar. 23, 2011	Mar. 07, 2011	Jan. 21, 2011	Dec. 20, 2010	Oct. 10, 2010	Mar. 30, 2010	Feb. 18, 2010	Nov. 18, 2009	Aug. 21, 2008	Jul. 14, 2006	Aug. 28, 2005	Aug. 08, 2005
Common Stock
Common shares issued to founder																																											2,000,000
Sale price per shares to founder																																											$ 0.001
Common shares issued, instant	67,277,224								90,389,885														71,724,104											20,000			83,333		200,000	1,500,000	1,100,000	2,000,000
Common shares issued, duration	250,000	65,000	250,000		250,000	4,800,000
Common shares issued to advisors, instant																		50,000										65,000		45,000	20,000	45,000			45,000
Common shares issued to advisors, duration			45,000
Shares granted every three months at market price after initial advisor issuance		65,000
Common shares issued to consultant, instant																										250,000					250,000					250,000
Shares granted every six months at market price after initial advisor issuance																																				250,000
Common shares issued on Sunrise Energy Investments finance agreement draw down																																	751,880
Price per share, instant																		$ 0.06								$ 0.14		$ 0.18		$ 0.25	$ 0.35	$ 0.37	$ 0.4	$ 0.29	$ 0.29	$ 0.26	$ 1.2			$ 0.04	$ 0.002	$ 0.001
Price per share, duration	$ 1.65	$ 0.32	$ 1.65		$ 1.65
Minimum sale price per share						$ 0.95
Maximum sale price per share						$ 1.65
Warrant exercise price per share																																					$ 1.6
Forward stock split ratio																																						8
Adjusted par value per share																																						$ 0.001
Sunrise Energy Investments drawdown notices			$ 200,000	$ 500,000	$ 500,000
Shares issued to JMJ Financial from converting part of convertible debenture							2,100,000	2,000,000		1,400,000	500,000	941,356	600,000	1,200,000	1,300,000	2,000,000	2,000,000		2,000,000	1,800,000		3,500,000		1,000,000	500,000		400,000	200,000	300,000
Decrease in JMJ Financial convertible debenture amount										$ 33,600	$ 16,000	$ 35,395	$ 24,960	$ 49,920	$ 54,080	$ 91,200	$ 93,760		$ 96,000	$ 108,000		$ 123,200		$ 80,000	$ 40,000		$ 44,800	$ 24,000	$ 37,200
Convertible debenture conversion price per share										$ 0.024	$ 0.032	$ 0.0376	$ 0.0416	$ 0.0416	$ 0.0416	$ 0.0456	$ 0.04688		$ 0.048	$ 0.06		$ 0.0352		$ 0.08	$ 0.08		$ 0.112	$ 0.12	$ 0.124
TCA Global financing agreement shares issued																					1,149,425
TCA Global financing issuance price per share																					$ 0.087
Sale Of Stock - Advisor
Common Stock
Common shares issued to advisors, duration				45,000
Shares granted every three months at market price after initial advisor issuance				45,000
Price per share, duration				$ 0.71
Sale Of Stock - Advisor 2
Common Stock
Common shares issued to advisors, duration				20,000
Price per share, duration				$ 0.71
Stock Issued In Agreement - Nevada Alaska Mining Co.
Common Stock
Common shares issued, duration			400,000
Price per share, duration			$ 1.72
Stock Issued For Finders Fee
Common Stock
Common shares issued, duration		300,000
Price per share, duration		$ 0.32

Note 6 - Employment and Consulting Ageements: (Details Narrative) (USD $)	Dec. 31, 2010	Oct. 08, 2010	Mar. 12, 2010
Notes to Financial Statements
CEO employment contract monthly salary			$ 6,500
CEO employment contract period (in months)			36 months
Payment owed on consulting agreement			100,000
Payment paid on consulting agreement	100,000
Shares to be issued on consulting agreement			100,000
Shares issued on consulting agreement	100,000
Initial payment on consulting agreement			40,000
Subsequent monthly installments on consulting agreement			10,000
Months of installments due			6 months
Renewed consultancy agreement period (in months)		24 months
Renewed consultancy agreement payment due per month		$ 5,000
Renewed consultancy agreement biannual stock grant		250,000

Note 7 - Financing Agreement: (Details Narrative) (USD $)	Mar. 28, 2010
Notes to Financial Statements
Sunrise Energy financing agreement maximum common stock offered, value	$ 10,000,000

Note 8 - Mining Rights (Details Narrative) (USD $)	Sep. 01, 2008 Sunset Mining District acre	Mar. 02, 2010 Power Mining	Mar. 21, 2012 GeoXplor	Mar. 12, 2010 GeoXplor Integer acre	Mar. 22, 2010 PowerMiningAustraliaMember	Sep. 23, 2012 Nevada Alaska Mining Company, Nevada Integer	Apr. 26, 2010 Nevada Alaska Mining Company, Nevada Integer	Sep. 23, 2011 RobertAndBarbaraCraigMember Integer
Purchase of Mining Rights
Purchae price of mining rights	$ 7,500	$ 2,280,000		$ 1,678,000	$ 2,340,000	$ 42,000	$ 813,000	$ 72,000
Shares issued for part of purchase agreement for mining rights						200,000		400,000
Share issuance price for purchase agreement						$ 0.18		$ 0.18
Claim size	20.66			6,000
Percent of net revenue in assets purchased		100.00%			100.00%
Number of mining claims				78		17	138	66
Shares issued for renegotiatin of payment plan on purchase of mining property			225,000
Renegotiated payment plan price per share			$ 0.08

Note 9 - Notes Payable (Details Narrative) (USD $)	Apr. 22, 2010	Feb. 01, 2010
Notes to Financial Statements
Interest rate of convertible note payable due to shareholder		8.00%
Shares issued to satisfy note (post split)	4,800,000
Optional conversion price of note per share		$ 0.05